STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Common Class A [Member] CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] Common Stock [Member]	Common Class B [Member] CIK0001838821_ARYA Sciences Acquisition Corp IV [Member] Common Stock [Member]	CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]	Common Stock [Member]	Total
Beginning Balance at Dec. 31, 2021	$ 50	$ 374	$ (10,295,307)
Beginning balance (in shares) at Dec. 31, 2021	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment of accretion of Class A ordinary shares subject to possible redemption	$ 0	$ 0	587,356
Net income	0	0	1,067,484
Ending Balance at Dec. 31, 2022	$ 50	$ 374	(8,640,467)
Ending balance (in shares) at Dec. 31, 2022	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment of accretion of Class A ordinary shares subject to possible redemption	$ 0	$ 0	(1,548,845)
Net income	0	0	160,249
Ending Balance at Mar. 31, 2023	$ 50	$ 374	(10,029,063)
Ending balance (in shares) at Mar. 31, 2023	499,000	3,737,500
Beginning Balance at Dec. 31, 2022	$ 50	$ 374	(8,640,467)
Beginning balance (in shares) at Dec. 31, 2022	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			541,762
Ending Balance at Jun. 30, 2023	$ 50	$ 374	(10,247,915)
Ending balance (in shares) at Jun. 30, 2023	499,000	3,737,500
Beginning Balance at Dec. 31, 2022	$ 50	$ 374	(8,640,467)
Beginning balance (in shares) at Dec. 31, 2022	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment of accretion of Class A ordinary shares subject to possible redemption	$ 0	$ 0	(4,018,937)
Net income	0	0	(2,133,335)
Ending Balance at Dec. 31, 2023	$ 50	$ 374	(14,792,739)	$ 0	$ (5,000)
Ending balance (in shares) at Dec. 31, 2023	499,000	3,737,500
Beginning Balance at Mar. 31, 2023	$ 50	$ 374	(10,029,063)
Beginning balance (in shares) at Mar. 31, 2023	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment of accretion of Class A ordinary shares subject to possible redemption	$ 0	$ 0	(600,365)
Net income	0	0	381,513
Ending Balance at Jun. 30, 2023	$ 50	$ 374	(10,247,915)
Ending balance (in shares) at Jun. 30, 2023	499,000	3,737,500
Beginning Balance at Dec. 18, 2023				0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				0	(5,000)
Ending Balance at Dec. 31, 2023	$ 50	$ 374	(14,792,739)	0	(5,000)
Ending balance (in shares) at Dec. 31, 2023	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment of accretion of Class A ordinary shares subject to possible redemption	$ 0	$ 0	(902,751)
Net income	0	0	(245,847)		(1,420,405)
Ending Balance at Mar. 31, 2024	$ 50	$ 374	(14,520,932)		(5,000)
Ending balance (in shares) at Mar. 31, 2024	499,000	3,737,500
Beginning Balance at Dec. 31, 2023	$ 50	$ 374	(14,792,739)	$ 0	(5,000)
Beginning balance (in shares) at Dec. 31, 2023	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			1,576,744		(2,134,199)
Ending Balance at Jun. 30, 2024	$ 50	$ 374	(12,803,574)		(5,000)
Ending balance (in shares) at Jun. 30, 2024	499,000	3,737,500
Beginning Balance at Mar. 31, 2024	$ 50	$ 374	(14,520,932)		(5,000)
Beginning balance (in shares) at Mar. 31, 2024	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment of accretion of Class A ordinary shares subject to possible redemption	$ 0	$ 0	(819,027)
Net income	0	0	1,822,591		(713,794)
Ending Balance at Jun. 30, 2024	$ 50	$ 374	$ (12,803,574)		$ (5,000)
Ending balance (in shares) at Jun. 30, 2024	499,000	3,737,500